UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ________

                                   FORM NPX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                           OLD FIELD MASTER FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   81121947

                                   REGISTRANT
                           OLD FIELD MASTER FUND, LLC
                          733 THIRD AVENUE, 11TH FLOOR
                               NEW YORK, NY 10017
                                 (212)5323651

                               AGENT FOR SERVICE
                               T. J. MODZELEWSKI
                          733 THIRD AVENUE, 11TH FLOOR
                               NEW YORK, NY 10017
                                 (212)5323651


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010
                                    ________
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NAME OF ISSUER:                                                                          MONTRICA GLOBAL OPPORTUNITIES FUND
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: JULY 14, 2009

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        PROPOSAL CAST                                                               SPONSOR  MANAGEMENT RECOMMENDATION    VOTE
Resolutions  i) that the variation of rights attached to all classes of shares       Issuer        For                 Yes  For All
as a result of or issued in connection with the proposed amendments to the
Articles of Association of the Company set out in the Notice of extraordinary general meeting of the Company attached to the circular to investors dated 26
June 2009 and as a result of or in connection with the implementation of the proposals set out in the Circular be and are approved and consented to,  ii)
That the variation of the rights attached to all of the Classes of Shares issued in the Company as a result of or in connection with the proposed creation and issue of Class D Shares and Class E Shares on the terms and with the rights as set out in the circular are approved and consented to and iii) As a special resolution that the articles of association of the Company be and are amended as set out in the Notice dated 26 June 2009 of the Extraordinary meeting of the company.


NAME OF ISSUER:                                                                             CERBERUS INTERNATIONAL , LTD.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 11, 2009

                     PROPOSAL CAST                                                 SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
To consider the proposed amendment to the Fourth Amended Articles of Association   Issuer                For               Yes  For
of Cerberus International, LTD.
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NAME OF ISSUER:                                                                              CERBERUS INTERNATIONAL , LTD.
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: AUGUST 29, 2009

                    PROPOSAL CAST                                                  SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
Election to withdraw fully and receive interests in the SPV.                        Issuer                For              Yes  For


NAME OF ISSUER:     ALTIMA GLOBAL SPECIAL SITUATIONS FUND, LTD
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: SEPTEMBER 23, 2009

                    PROPOSAL CAST                                                  SPONSOR  MANAGEMENT RECOMMENDATION     VOTE
To consider proposals to i) the variation of the redemption rights attaching to    Issuer            For               Yes  For All
Class A Shares, Class C Shares, and Class X Shares as a consequence of the proposed amendments to the Articles of Association of the Fund,  ii) the
variation of the rights attaching to the shares as a consequence of the creation of Founder Shares of Par Value US $1.00 in the share capital of the Fund, iii)
The Memorandum and Articles of Association of the Fund be replaced by the adoption of a new Memorandum and Articles of Association of the Fund, iv) that the share capital of the Fund be increased to accommodate the creation and issuance of Founder Shares.


NAME OF ISSUER:                                                               BENNELONG ASIA PACIFIC MULTI STRATEGY FQUITY FUND, LTD
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: OCTOBER 29, 2009

        PROPOSAL CAST                                                              SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
    Ordinary Resolution approving alteration and abrogation of class rights.        Issuer               For                Yes  For



NAME OF ISSUER:                                                                   HENDERSON ASIA PACIFIC ABSOLUTE RETURN FUND, LTD
EXCHANGE TICKER/CUSIP: N/A
MEETING DATE: NOVEMBER 30, 2009

        PROPOSAL CAST                                                              SPONSOR  MANAGEMENT RECOMMENDATION     VOTE
Approval of proposed Amendments to the Articles of Association as set out in the   Issuer               For             Yes For All
shareholder circular dated 11 November 2009 and ii) the amendment to the
Articles of Association of the Company to allow prorata redemptions for requests exceding 10% of the ordinary shares issued.
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                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Field Master Fund, LLC


/s/ John T. Moore

President

Date:  August 18, 2010